Business Combination - Additional Information (Q3) (Details) - USD ($)		3 Months Ended							9 Months Ended		12 Months Ended
	Jun. 16, 2021	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 17, 2021
Schedule Of Reverse Recapitalization [Line Items]
Cash consideration paid to Legacy WMH equity holders									$ 455,182,000
Common stock, shares outstanding (in shares)														129,240,910
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Net income attributable to WM Technology, Inc.		$ 58,700,000	$ 20,835,000		$ 7,731,000	$ 15,530,000	$ 9,393,000	$ 3,809,000	25,098,000	$ 28,732,000	$ 38,829,993	$ (375,685)	$ 12,679,511
Change in fair value of warrant liability		83,600,000	45,837,000			$ 0			83,628,000	$ 0
Share-based compensation expense		23,600,000	$ 4,192,000						23,625,000
Add: transaction costs allocated to Warrants		$ 5,500,000							$ 5,547,000
WMH LLC
Schedule Of Reverse Recapitalization [Line Items]
Contributions made	$ 80,300,000
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Number of shares issued in transaction (in shares)	32,500,000
Price per share (in dollars per share)	$ 10.00
Consideration received on transaction	$ 325,000,000.0
Stock redeemed during period (in shares)	10,012
Cash consideration paid to Legacy WMH equity holders	$ 455,200,000
Common stock, shares outstanding (in shares)		65,677,361	65,677,361						65,677,361		0
Shares of Class A Common Stock issued in the Business Combination (in shares)	63,738,563
Payment to continuing members as percent of amount of tax benefit		85.00%	85.00%						85.00%
Class A Common Stock | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)				63,738,563	0
Shares of Class A Common Stock issued in the Business Combination (in shares)				63,738,563
Class V Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		65,502,347	65,502,347						65,502,347		0
Shares of Class A Common Stock issued in the Business Combination (in shares)	65,502,347
Class V Common Stock | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)				65,502,347	0
Shares of Class A Common Stock issued in the Business Combination (in shares)				65,502,347